INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Natural gas inventory	$ 193	$ 132
Raw materials and other	338	268
Total	$ 531	$ 400